QUARTERLY DATA (unaudited) (Details) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
QUARTERLY DATA (unaudited)
Revenue, net of accounts receivable valuation allowance	$ 6,204	$ 9,659	$ 8,546	$ 6,222	$ 4,765	$ 5,964	$ 3,963	$ (10,736)	$ 4,333	$ 12,550	$ 19,533	$ 29,192	$ 3,524
Loss before income taxes	$ (1,931)	$ (395)	$ 249	$ (1,781)	$ (1,658)	$ (114)	$ (1,344)	$ (15,284)	$ (479)	$ (11,756)	$ (3,190)	$ (3,585)	$ (17,221)